Deferred compensation plans - Activity Relating to SAR Plan B (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average grant date fair value per share	¥ 397	¥ 638